Inventories	6 Months Ended
Jun. 30, 2019
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Inventories

NOTE 14 - INVENTORIES

	At June 30,	At December 31,
(in millions of Euros)	2019	2018
Finished goods	186	165
Work in progress	346	347
Raw materials	137	112
Stores and supplies	75	67
Inventories write-down	(31)	(31)

Total Inventories	713	660

Constellium records inventories at the lower of cost and net realizable value. Any change in the net realizable value adjustment on inventories is included in Cost of sales in the Unaudited Interim Consolidated Income Statement.